UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           December 31, 2003

Check here if Amendment [X]; Amendment Number: 2
    This Amendment (Check only one.):                    [ ] is a restatement.
                                                         [X] adds new holdings
                                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfield Greenwich Limited
Address: 919 Third Avenue
         New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

   /S/ MARK MCKEEFRY               NEW YORK, NY             FEBRUARY 10, 2005
-----------------------      -----------------------     -----------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                2 *

Form 13F Information Table Value Total:               $ 1,270*
                                                   (in thousands)


* These holdings were previously withheld from the 13F public filing because they were filed under a confidentiality treatment request for 1 year for risk arbitrage positions.

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
                                                          SHRS OR
    NAME OF        TITLE OF                   VALUE          PRM       SH/      PUT/     INVESTMENT     OTHER
    ISSUER          CLASS         CUSIP      (X$1000)        AMT       PRN      CALL     DISCRETION    MANAGERS    VOTING AUTHORITY
   --------        --------     ---------    --------     --------   -------  --------   ----------   ---------   -----------------
                                                                                                                  SOLE  SHARED NONE
                                                                                                                  ----  ------ ----
CONCORD EFS INC.     COM        206197105       668         45,000                          SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
NEW FOCUS            COM        644383101       602        120,000                          SOLE                   X
-----------------------------------------------------------------------------------------------------------------------------------
